Commitments, Contingent Liabilities and Other - Changes in Company's Estimated Warranty Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Balance, beginning of year	$ 14,179	$ 11,161
Payments and other adjustments made during the year	(7,271)	(4,560)
Warranties issued during the year	6,259	7,701
Adjustments made for pre-existing warranties	(33)	(123)
Balance, end of year	$ 13,134	$ 14,179